Finance (costs) income - net - Detailed information of Finance income (costs) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Finance (costs)/income- net
Finance income	¥ 20,501	$ 3,217	¥ 28,330	¥ 2,483
Interests from bank deposits	1,189		433	198
Interests loans to a related party				243
Interests from others	204
Net exchange gains	19,108		27,897	2,042
Finance costs	(5,251)	(824)	(5,627)	(11,704)
Issuance costs of financial instruments with preferred rights				(6,303)
Interests on borrowings	(1,311)		(3,298)	(2,133)
Interests on loans from a related party				(1,192)
Interest on lease liabilities	(2,999)		(2,069)	(2,076)
Interests on redemption liabilities	(941)
Others			(260)
Finance (costs)/income - net	¥ 15,250	$ 2,393	¥ 22,703	¥ (9,221)